LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands		Feb. 28, 2019	Feb. 28, 2018
Schedule of Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount	[1]	$ 81,968	$ 48,661
Held-to-maturity investments	[2]	52,965	75,220
Total		850,695	597,606
Other Equity Method Investments [Member]
Schedule of Investments [Line Items]
Equity method investments	[3]	132,607	143,161
Baby tree [Member]
Schedule of Investments [Line Items]
Equity securities with readily determinable fair values BabyTree Inc.	[4]	132,143	0
Available-for-sale investments	[4]	0	121,624
Jiangsu Qusu Education and Technology Co Ltd [Member]
Schedule of Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount	[5]	48,704	0
Xiamen Meiyou Information and Technology Co Ltd [Member]
Schedule of Investments [Line Items]
Equity method investments	[6]	48,639	0
Changing Education [Member]
Schedule of Investments [Line Items]
Available-for-sale investments	[7]	102,581	93,571
Other Investments [Member]
Schedule of Investments [Line Items]
Available-for-sale investments	[8]	112,681	107,583
Hyphen Education Cayman Limited [Member]
Schedule of Investments [Line Items]
Available-for-sale investments	[9]	50,808	0
DaDa Education Group [Member]
Schedule of Investments [Line Items]
Available-for-sale investments	[10]	80,115	0
LongTerm Investment In A ThirdParty Technology Company [Member]
Schedule of Investments [Line Items]
Fair value option investments	[11]	$ 7,484	$ 7,786

[1]	The Group holds equity interests in certain third-party private companies through investments in their common shares or in-substance common shares, which were accounted for using the cost method prior to the adoption of ASC 321. After the adoption of ASC 321, the Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. The Group recorded $1,270, $nil and $14,489 impairment loss during the fiscal years ended February 28, 2017, 2018 and 2019, respectively.
[2]	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The original maturities of these financial products were two years and recorded at amortized cost. The Group estimated that their fair value approximate their carrying amount.
[3]	The Group holds minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are companies which engage in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. The Group recorded $758, $409 and $8,719 impairment loss for its equity method investments during the fiscal years ended February 28, 2017, 2018 and 2019, respectively.
[4]	In January 2014, the Group acquired minority equity interests in BabyTree by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475. BabyTree is an online parenting community and an online retailer of maternity and kids products. In fiscal year 2018 and 2019, the Group recognized disposal gain of $3,044 and $760, respectively, due to the partial disposal of the equity interest in Babytree Inc. to a related party. On November 27, 2018, BabyTree was listed on the Hong Kong Stock Exchange and its preferred shares were converted to ordinary shares upon the completion of the listing. The investment was then reclassified from available-for-sale investment to equity security with readily determinable fair value upon the listing. Accordingly, $95,491 fair value changes of the investment was transferred from accumulated other comprehensive income to other income in the consolidated statements of operations in fiscal year ended February 28, 2019.
[5]	In July 2018, the Group acquired 33.99% equity interest in Jiangsu Qusu, a leading K-12 service platform for targeted teaching and learning. The Group measured the investment using the measurement alternative as Jiangsu Qusu is a private company without readily determinable fair value. For the fiscal year ended February 28, 2019, no impairment loss was recorded in regard to the investment.
[6]	In December 2018, the Group acquired 15.32% equity interest in Xiamen Meiyou Information and Technology Co., Ltd, an internet company focusing on providing services to female clients. The Group has the ability to exercise significant influence but does not have control over the investee and used the equity method to account for the investment. As of February 28, 2019, no impairment loss has been recorded in regard to the investment.
[7]	In fiscal year 2016 and 2017, the Group acquired Series B+ and Series C convertible redeemable preferred shares of Changing which operates a customer-to-customer mobile tutoring platform in China. In fiscal year 2018, the Group made additional investment in Changing by purchasing its Series D convertible redeemable preferred shares with a total cash consideration of $15,000. As of February 28, 2019, the Group held 28.75% equity interest of Changing. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.
[8]	The Group acquired minority equity interest in several third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds minority equity interests of these companies through purchasing of their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group recorded $6,047, $1,804 and $34,883 impairment loss during the years ended February 28, 2017, 2018 and 2019, respectively.
[9]	In fiscal year 2019, the Group completed three transactions with Hyphen, an online one-on-one teaching platform, to acquire its Series C+ convertible redeemable preferred shares. As of February 28, 2019, the Group held 22.29% equity interest of Hyphen. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.
[10]	In fiscal year 2019, the Group completed two transactions with DaDa, a company providing children one-on-one online English tutoring, to acquire its series C and D redeemable preferred shares. As of February 28, 2019, the Group held 22.72% equity interest of DaDa. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.
[11]	In August 2014, the Group acquired convertible redeemable preferred shares in a third-party technology company with a total cash consideration of $5,000, representing 4.76% equity interest of the investee.